Stockholders' Equity (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Stockholders' Equity
12. Equity
Prior Period Presentation
For periods prior to the Reverse Recapitalization, AON LLC had equity and stock-based compensation described below authorized, issued and outstanding. As discussed in Note 1, upon the Closing of the Business Combination, Legacy AON Shareholders received Class A Common Stock, Class B Common Stock, or Class B Prefunded Warrants and AON LLC reclassified their existing Class A, Class A-1, and Class B Units into AON LLC Common Units, pursuant to the terms of the Business Combination Agreement.
The Company recasted Historical AON LLC Equity outstanding for the periods prior to the Reverse Recapitalization, equal to the Per Company Unit Exchange Ratio, pursuant to the Business Combination, that was applied to the Class A, Class A-1, and Class B Units. The historical AON LLC units disclosed in this note give effect to the conversion for all periods presented, as follows.
Class A Units
AON LLC had authorized 19,495,376 units of Class A Units, of which 19,495,376 units were issued and were outstanding as of December 31, 2022.
Class A-1 Units
AON LLC had authorized 3,000,245 units of Class A-1 Units, of which 1,842,520 units were issued and were outstanding as of December 31, 2022.
Class B Units (Profit Interest)
The Class B units were issued through the 2017 Profits Interest Plan adopted by the Company in October 2017. The Class B Units represented a non-voting equity interest in AON LLC that entitled the holder to appreciation in the equity value of AON LLC arising after the date of grant and after such time as an applicable hurdle amount is met. AON LLC recognized the cost of services received in exchange for Class B Units based on the grant-date fair value. That cost was recognized over the period during which the service provider is required to provide service in exchange for the award over the requisite service period or based on performance. AON LLC used the Black-Scholes-Merton pricing model to estimate the fair value of profits interest unit awards. On an as converted basis, as of December 31, 2022, AON LLC issued 5,614,176 Class B Units, of which 4,703,628 were vested and outstanding; the remaining 910,548 of Class B units vested upon consummation of the Business Combination. The stock compensation expense that was recognized for the vesting of the Class B Units was less than $0.1 million.
The following table summarizes the changes to AON LLC’s Class A, Class A-1, and Class B Units for the three and nine months ended September 30, 2023, and 2022.

in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class A Units, value
Beginning of Period	$7,725	$7,725	$7,725	$7,725
Issuance of Units	—	—	—	—
Impact of the Reverse Recapitalization	(7,725)	—	(7,725)	—
End of Period	$—	$7,725	$—	$7,725
Class A Units, units
Beginning of Period	19,495,376	19,495,376	19,495,376	19,495,376
Issuance of Units	—	—	—	—
Impact of the Reverse Recapitalization	(19,495,376)	—	(19,495,376)	—
End of Period	—	19,495,376	—	19,495,376
in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class A-1 Units, value
Beginning of Period	$31,040	$28,500	$28,500	$28,500
Issuance of Units	7,185	—	9,725	—
Impact of the Reverse Recapitalization	(38,225)	—	(38,225)	—
End of Period	$—	$28,500	$—	$28,500
Class A-1 Units, units
Beginning of Period	2,281,696	1,842,520	1,842,520	1,842,520
Issuance of Units	718,549		1,157,725
Impact of the Reverse Recapitalization	(3,000,245)		(3,000,245)
End of Period	—	1,842,520	—	1,842,520
in thousands, except for share and per share amounts	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Class B Units, value
Beginning of Period	$80	$90	$80	$80
Equity based compensation	10	5	10	15
Impact of the Reverse Recapitalization	(90)	—	(90)
End of Period	$—	$95	$—	$95
Class B Units, units
Beginning of Period	4,703,628	4,703,628	4,703,628	4,703,628
Units Vested	910,548	—	910,548	—
Impact of the Reverse Recapitalization	(5,614,176)	—	(5,614,176)	—
End of Period	—	4,703,628	—	4,703,628
Class B-1 Units
In June and July of 2023, the Company granted a total of 415 AON LLC Class B-1 Units to certain employees under the 2017 Profits Interest Plan (the “Plan”). The Class B-1 Units vested upon the consummation of the Business Combination, therefore, $4.9 million of expense has been recognized in the condensed consolidated statement of operations and comprehensive loss for the three months ended September 30, 2023. Upon the closing of the Business Combination, the vested Class B-1 Units were reclassified to AON LLC Common Units and exchanged for newly issued shares of Class A Common Stock equal to the Per Company Unit Exchange Ratio, pursuant to the Business Combination Agreement, which resulted in the issuance of 1,047,343 shares of New AON Class A Common Stock.
Mezzanine Equity Class C Units
As described in Note 1, the AON LLC Class C Units were converted into AON LLC Series A Preferred Units as of the Closing Date. Concurrently, New AON issued a number of shares of New AON Series A Preferred Stock equal to the number of AON LLC Series A Preferred Units held by the AON Class C Preferred Investor to AEA Growth Management LP, the parent of AON Class C Preferred Investor (“AEA Growth”) in exchange for all the shares of common stock held by AEA Growth in the AON Class C Preferred Investor. Promptly after the First Step, the AON Class C Preferred Investor merged with and into New AON whereby the separate existence of the AON Class C Preferred Investor ceased and New AON held all the AON LLC Series A Preferred Units. On an as converted basis, as of September 20, 2023, 6,651,610 Series A Preferred Stock were issued to AEA Growth Management LP.
The AON LLC Class C Units were contingently redeemable convertible preferred units and classified as mezzanine equity on the condensed consolidated balance sheet as of June 30, 2023 because the units were redeemable five years from the issuance date, at the option of the holder. As of June 30, 2023, the AON LLC Class C Units were recorded at their initial carrying value, net of offering costs. The Class C Units were not being accreted to redemption value, as the redemption was not probable due to the removal of the redemption right pursuant to the Business Combination. See discussion below.
The Class C Units had materially the same rights as the Series A Preferred Stock issued by the Company to AEA Growth Management LP, the parent of the AON Class C Preferred Investor, with the exception of the “AON LLC Class C Unit Redemption Right” and the “Class C Option to Purchase Additional Shares”, discussed below. Further, the Class C Units did not contain a mandatory conversion feature that allowed AON LLC to force the Class C Investor to convert the Class C Units into another equity unit in AON LLC and the Class C Units did not have a one time conversion price adjustment.
Class C Unit Redemption Right
After the fifth anniversary of the Effective Date (June 7, 2028), the holders of a majority of the Class C Units had the right to cause the Company to redeem all of the Class C Units. The redemption price per Class C Unit was equal to the greater of (i) the Class C Liquidation Preference and (ii) the Fair Market Value of a Class C Unit (the “Class C Redemption Price”). The Class C Liquidation Preference is defined as an amount equal to the sum of (a) the Class C Preferred Return of such Class C Member and (b) the amount of such Class C Member’s Net Invested Capital Contributions of $65.0 million. The Class C Unit Preferred Return is defined as the cumulative, semiannually-compounded return of 8% per annum based on the original Net Invested Capital Contributions of $65.0 million. The Class C Unit Redemption Right was removed as of the Closing of the Business Combination.
Class C Unit Option to Purchase Additional Units
In accordance with the terms of the Amended and Restated Class C Convertible Preferred Unit Purchase Agreement dated June 7, 2023, the Class C Preferred Investor had an option to purchase an additional 378 AON Class C Units until the Closing of the Business Combination at a purchase price of $26,423 per Unit (“Option Feature”). The Company determined that this Option Feature was required to be accounted for as a derivative in accordance with ASC 815. The fair value of the derivative was estimated to be $1.4 million as of June 30, 2023. The Class C Preferred Investor did not exercise this option prior to the Closing of the Business Combination. As a result, the Company recognized a gain of $1.4 million in other (expense) income, net in the condensed consolidated statements of operations and comprehensive loss for the three months ended September 30, 2023. The Class C Unit Option expired as of the Closing of the Business Combination.
Series A Preferred Stock (Mezzanine Equity)
New AON Series A Preferred Stock is redeemable for cash or the value of the property, rights or securities to be paid or distributed in the event of a Deemed Liquidation Event (which outside of the Company’s control). As a result, the Company has determined that the New AON Series A Preferred Stock should be classified as mezzanine equity. At the closing of the Business Combination, the Company exchanged existing AON LLC Class C Units for Series A Preferred Stock in the Company. Based on the qualitative changes to the instrument, this exchange is considered an extinguishment for accounting purposes, with the Company recording a deemed dividend of $2.1 million to account for the difference between the carrying value of the Class C Units and the fair value of the Series A Preferred Stock at the transaction date. This amount is reflected in the condensed consolidated statements of mezzanine and stockholders’ equity as part of the reverse recapitalization, net. See further discussion on the PIK Dividend discussed below.
The Series A Preferred Stock are not being accreted to redemption value, as the Series A Preferred Stock are not redeemable, nor are they probable of becoming redeemable.
Dividends
The Series A Preferred Stock accrue dividends at a cumulative, semiannually-compounded return of 8% per annum based on the original Net Invested Capital Contributions from the Class C Units of $65.0 million. These dividends may be paid in cash or accumulate into the Accrued Value at the option of New AON. The accrual shall be calculated on June 30 and December 31 and with respect to the semiannually-compounded return, no interest is required to be paid on any present or future Series A Preferred Stock accrued dividends. The Series A Preferred Stock also participate in distributions with the Class A Common stockholders.
On September 20, 2023, the Company issued 6,651,610 Series A Preferred Stock to AEA Growth Management LP. The number of Series A Preferred Stock shares issued at the Closing of the Business Combination was equal to the aggregate Class C Liquidation Preference pursuant to the Business Combination Agreement. As a result, the issuance of the Series A Preferred Stock effectively included an in-kind payout (“PIK”) of the accrued dividend since the calculation of the amount issued was based on the Class C Liquidation Preference. As of the Closing, the Company recorded a dividend of 151,610 Series A Preferred Stock PIK shares with respect to the accrued dividends on the Series A Preferred Stock (the “PIK Dividend”).
Voting
The holders of the Preferred Stock are entitled to elect and appoint one of the directors (“Series A Director”) to the Board of Directors. All other directors are appointed by the Class A and Class B Common stockholders. There are no restrictions on which matters the Series A Preferred stockholders are entitled to vote. The Series A Preferred stockholders are entitled to the number of votes equal to the number of shares of Common Stock into which the Series A Preferred Stock would be convertible on the record date of the vote.
Conversion Rights
The Series A Preferred Stock is convertible, at the option of the holder, at any time, and without the payment of additional consideration by the holder, into such number of fully-paid Class A Common Stock as is determined by dividing the Accrued Value by the Conversion Price in effect at the time of conversion (“Conversion Ratio”). The Accrued Value is the Original Issue Price (which is $10.00 per share of Preferred Stock, as adjusted for any stock split, stock dividend, combination, or other recapitalization) plus any unpaid dividends, compounded semi-annually. The Conversion Price is initially $10.00 per Preferred Share subject to adjustment for dilutive issuances of additional shares, dividends to common stockholders, stock splits, mergers, and a five-year anniversary special adjustment based on the volume weighted average price of the common stock. These dividends may be paid in cash or accumulate into the Accrued Value, at the option of New AON, on June 30 and December 31 of each year. The Conversion Rights shall terminate at the close of business on the day prior to the date of a Change of Control.
If at any time on or after the 30th day after the five-year anniversary of the issue date, any of the Series A Preferred Stock remain outstanding and the 30-Day VWAP of the Common Stock is less than $10.00 (as adjusted for any stock split, stock dividend, combination, or other recapitalization or reclassification), then the Conversion Price shall be adjusted to the greater of (x) the 30-Day VWAP on such date of determination and (y) $5.00 (as adjusted for any stock split, stock dividend, combination, or other recapitalization or reclassification).
New AON also has the right on or after the third-year anniversary of the date of issuance to cause all (but not less than all) of the outstanding shares of Series A Preferred Stock to be converted into shares of Class A Common Stock for each share of Series A Preferred Stock at the Conversion Ratio detailed above. The Company may only convert shares of Series A Preferred Stock into shares of Common Stock if the 30-Day VWAP of the Common Stock immediately prior to the Company Conversion Date is greater than $16.00 (as adjusted for any stock split, stock dividend, combination, or other recapitalization).
Liquidation Preferences
In the event of voluntary or involuntary liquidation, dissolution or winding up of the Company or an Initial Public Offering (IPO) or Exit Event, the Series A Preferred Stock have preferential liquidation rights. If a Deemed Liquidation Event were to occur, each Series A Preferred stockholder is entitled to be paid out of the assets of the Company available for distribution, equal to the greater of the following:
(i)	The Original Issue Price of $10 per Series A Preferred Stock multiplied by the Applicable Percentage plus any Accrued Dividends on such share of Series A Preferred Stock; or
(ii)	Such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into Common Stock immediately prior to such Deemed Liquidation Event.
The Series A Preferred Stock Applicable Percentage is defined as a percentage equal to (a) one hundred twenty-five percent (125%) if an Exit Event, dissolution, liquidation, or winding-up occurs prior to June 7, 2024, (b) one hundred twenty percent (120%) if an Exit Event, dissolution, liquidation, or winding up occurs after June 7, 2024, but prior to June 7, 2025, (c) one hundred fifteen percent (115%) if an Exit Event, dissolution, liquidation, or winding-up occurs after June 7, 2025, but prior to June 7, 2026, (d) one hundred ten percent (110%) if an Exit Event, dissolution, liquidation, or winding up occurs after June 7, 2026, but prior to June 7, 2027, (e) one hundred five percent (105%) if an Exit Event, dissolution, liquidation, or winding-up occurs after June 7, 2027, but prior to June 7, 2028, (f) one hundred percent (100%) if an Exit Event, dissolution, liquidation, or winding-up occurs after June 7, 2028.
Distributions to Class A and Class A-1 Members
On March 4, 2020, the AON LLC entered into the Second Amended and Restated Limited Liability Agreement (“Second Operating Agreement”) which established another class of equity, Class A-1 Units. The Second Operating Agreement provided, among other things, that the Class A and A-1 Units would receive a cumulative, annually-compounded, preferred return of 8.0% and 4.0%, respectively, on capital contributions when and if distributions are declared by the Board of the Company.
Prior to the issuance of the Class C Units on June 7, 2023 as discussed above, the Class A and A-1 unitholders were paid a cash distribution of $4.0 million and $4.1 million, respectively, representing the cumulative accrued preferred return to June 7, 2023.
On June 7, 2023, in connection with the issuance of the Class C Units, AON LLC entered into the Third Amended and Restated Limited Liability Agreement (“Third Operating Agreement”) which, among other things, eliminated any provisions for future preferred returns on Class A and A-1 units.
Class A-1 Anti-Dilution Feature
Prior to the Closing, in the event AON LLC, prior to a Qualified IPO, issued additional membership equity (“Additional Issuance”) at a valuation that represents a purchase price that is less than the New Unit Purchase Price, as defined, AON LLC was obligated to issue additional Class A-1 Units, for no consideration, such that the Class A-1 unitholder maintains the same percentage ownership as prior to the Additional Issuance (“Anti-Dilution Feature”).
The Company determined that the Anti-Dilution Feature met the definition of a derivative in accordance with ASC 815. The total loss on derivatives for the three months and nine months ended September 30, 2023 relating to this feature is $4.7 million and $9.8 million, respectively, and was recorded in other (expense) income, net in the condensed consolidated statements of operations and comprehensive loss.
As a result of the Anti-Dilution Feature, upon the issuance of the Class C Units on June 7, 2023 and the Closing of the Business Combination on September 20, 2023, the Company issued an additional 174 and 284 Class A-1 Units, that were subsequently converted into 439,176 and 718,549 AON Common Units using the Per Company Unit Exchange Ratio, pursuant to the Business Combination Agreement. The total fair value of the issuance of additional Class A-1 shares on June 7, 2023 and September 20, 2023 was $2.5 million and $7.2 million, respectively, for a cumulative $9.7 million recorded as Class A-1 member equity in the condensed consolidated statements of mezzanine and stockholders’ equity. Upon the Closing of the Business Combination, the Class A-1 Anti-dilution Feature was eliminated and the derivative liability was fully extinguished.

12. Stockholders’ Equity
AON LLC had equity and stock-based compensation described below. The Company recasted Historical AON LLC Equity outstanding for the periods prior to the reverse recapitalization, equal to the Per Company Unit Exchange Ratio, pursuant to the Reverse Recapitalization, that was applied to the Class A, Class A-1, and Class B Units.
The economic interests of the members in AON LLC are represented by units consisting of Class A, Class A-1, and Class B membership units and AON LLC is authorized to issue an unlimited number of each class of units. The Amended and Restated Limited Liability Company Agreement (“Amended LLC Agreement”) dated October 20, 2017 specifies the members’ rights and obligations relating to contributions, distributions, allocation of income and loss and other matters.

Class A units
All Class A units are entitled to one vote per unit. The Class A units represent a percentage interest in AON LLC determined by subtracting all of the Class B units’ interests. However, the Class A units’ percentage shall not be less than 70%. There were 19,495,376 Class A units outstanding at December 31, 2022 and 2021 from an initial contribution of capital of $7.7 million.
Class A-1 units
In March 2020, AON LLC entered into the Second Amended and Restated Limited Liability Agreement (“Second Amended LLC Agreement”). The Second Amended LLC Agreement established another class of equity, Class A-1 units, of which 1,842,520 units were issued to the Class A-1 Member upon the contribution of capital of $30.0 million. The Class A-1 Member is an affiliate of AON LLC’s largest supplier of oncology products. The Class A-1 units have rights similar to Class A units including one vote per unit; however, the Second Amended LLC Agreement now provides for a cumulative, annually- compounded, unguaranteed, preferred return of 8.0% on Class A capital contributions and 4.0% on Class A-1 capital contributions. AON LLC paid an investment banking firm a fee of $1.5 million in connection with the closing of this transaction. The $30.0 million capital contribution less brokerage fees of $1.5 million is included as a net capital contribution of $28.5 million in the Consolidated Statements of Members’ Equity and Consolidated Statements of Cash Flows.
Class B units
Class B units are issued through the 2017 Profits Interest Plan adopted by the Company in October 2017. The Class B units are available to be granted to certain employees to promote the long-term growth and profitability of the Company and represent profits interest awards. Awards vest over a two-to-five-year period based on anniversary date for certain employees and cliff vest on the fifth anniversary date for certain other employees. All awards vest immediately upon a change in control of the Company. All unvested awards expire upon a grantee’s termination of employment. A grantee has no ability to put the award back to the Company absent a distribution or liquidation event. Class B units have no voting rights.
In March 2020, the Company entered into the Second Amended LLC Agreement and in connection with the admission of the Class A-1 Member, the Company restructured the waterfall, and removed the 30% collar on the Class B Units. In order to effectuate these changes, the Company adopted the Second Amended LLC Agreement and a new capital table which, assigned new numbers of Class B units based on their percentage interest relative to the Class A Members by a factor of 101 units. The changes to the capital table were expressly called out and approved by the Class A Members and Class B Members in their Signature Pages and Joinders to the Second Amended LLC Agreement.
Aggregate equity-based compensation expense recorded for the years ended December 31, 2021 and 2020 related to the Class B units was $20 thousand and is reflected in the carrying value of the Class B Units on the Consolidated Balance Sheets as of December 31, 2022 and 2021. Compensation expense for the year ended December 31, 2022 and unrecognized compensation expense related to unvested units was not material. As of December 31, 2022 and 2021, 5,614,176 Class B Units were outstanding and 4,703,628 Class B Units were vested. No Class B Units were issued, vested or forfeited during the year ended December 31, 2022.